Employee retirement plan (Details) - EWC Ventures and its Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Defined Contribution Plan Disclosure [Line Items]
Employer match expense recognized	$ 301	$ 375
Amounts due to the plan administrator	33	16
Selling, General and Administrative Expenses [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer match expense recognized	291	353
Cost of revenue
Defined Contribution Plan Disclosure [Line Items]
Employer match expense recognized	$ 10	$ 22